Debt (Tables)	9 Months Ended
Mar. 28, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Debt consisted of the following:

March 28, 2025
(in millions)
Variable interest rate Term Loan Facility maturing 2032	$2,000
$1.5B Revolving Credit Facility maturing 2030	—

Total Debt	2,000
Unamortized Issuance Costs	53

Subtotal	1,947
Less: current portion of long-term debt	20

Long term debt	$1,927